Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net earnings	$ 15,546	$ 16,123	$ 15,133
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	3,126	6,031	5,569
Provision for (recovery of) credit losses	1,566	1,472	(1,163)
Deferred income taxes	(453)	(541)	(227)
Loss on sale of investment securities, net	2,488	0	0
Gain on sale of other real estate, net	0	0	(21)
(Gain) loss on sale and write downs of premises and equipment, net	(184)	85	(105)
Restricted stock units expense	187	249	181
Proceeds from sales of loans held for sale	16,190	22,659	98,365
Origination of loans held for sale	(16,665)	(19,233)	(92,863)
Change in:
Cash surrender value of life insurance	(431)	(403)	(397)
Right of use lease asset	755	1,222	738
Other assets	(310)	(3,465)	(554)
Lease liability	(723)	(1,673)	(721)
Other liabilities	1,688	131	2,965
Net cash provided by operating activities	22,780	22,657	26,900
Cash flows from investing activities:
Purchases of investment securities available for sale	(9,615)	(149,738)	(209,306)
Proceeds from sales of investment securities available for sale	51,023	7,875	9,540
Proceeds from calls and maturities of investment securities available for sale	1,015	0	0
Proceeds from paydowns of investment securities available for sale	18,250	37,400	28,536
Proceeds from paydowns of other investment securities	150	1,162	201
Net change in FHLB stock	(323)	(105)	331
Net change in loans	(60,765)	(148,072)	64,380
Purchases of premises and equipment	(1,948)	(4,563)	(484)
Proceeds from sale of premises and equipment	1,460	0	515
Proceeds from sale of other real estate and repossessions	0	0	149
Proceeds from bank owned life insurance	0	65	0
Net cash used by investing activities	(753)	(255,976)	(106,138)
Cash flows from financing activities:
Net change in deposits	(43,170)	22,467	191,662
Net change in securities sold under agreement to repurchase	39,027	10,594	10,893
Proceeds from FRB borrowings	1	1	1
Repayments of FRB borrowings	(1)	(1)	(1)
Proceeds from Fed Funds Purchased	43,426	162	162
Repayments of Fed Funds Purchased	(43,426)	(162)	(162)
Common stock repurchased	(1,997)	(710)	(3,605)
Cash dividends paid on common stock	(5,108)	(4,935)	(3,793)
Net cash (used) provided by financing activities	(11,248)	27,416	195,157
Net change in cash and cash equivalents	10,779	(205,903)	115,919
Cash and cash equivalents at beginning of period	71,596	277,499	161,580
Cash and cash equivalents at end of period	82,375	71,596	277,499
Cash paid during the year for:
Interest	16,487	3,284	3,224
Income taxes	4,448	4,659	3,669
Noncash investing and financing activities:
Change in unrealized gain (loss) on investment securities available for sale, net	8,232	(47,693)	(5,304)
Restricted stock units exercised	6	41	39
Excise tax on stock repurchased	(20)	0	0
Initial recognition of lease right of use asset and lease liability	370	1,726	1,927
Allowance for credit losses recorded upon adoption of ASU 326, net of tax	$ (838)	$ 0	$ 0